Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0001892492
Registrant Name	Eightco Holdings Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A